Risk/Return Detail Data - FidelityGNMAFund-PRO - USD ($)		12 Months Ended											60 Months Ended	120 Months Ended
	Sep. 29, 2026	Sep. 29, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 29, 2026	Sep. 29, 2026
FidelityGNMAFund-PRO | Fidelity GNMA Fund | Fidelity GNMA Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.45%
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		7.88%											0.21%	1.43%
Annual Return [Percent]			7.88%	1.02%	5.43%	(11.28%)	(0.85%)	3.74%	5.71%	0.61%	1.74%	1.63%
FidelityGNMAFund-PRO | Fidelity GNMA Fund
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® GNMA Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® GNMA Fund seeks a high level of current income, consistent with prudent investment risk. In seeking current income, the fund may also consider the potential for capital gain.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 620 % of the average value of its portfolio.
Portfolio Turnover, Rate	620.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in Ginnie Maes and repurchase agreements for Ginnie Maes. Ginnie Maes are U.S. Government securities that represent interests in pools of mortgage loans. Their principal and interest payments are fully guaranteed by the U.S. Government. A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in other U.S. Government securities and instruments related to U.S. Government securities. Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. Managing the fund to have similar overall interest rate risk to the Bloomberg GNMA Index. Allocating assets across different market sectors and maturities. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label [Optional Text]	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Bar Chart, Year to Date Return	1.50%
Highest Quarterly Return, Label [Optional Text]	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	7.51%
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter Return
Lowest Quarterly Return, Date	Sep. 30, 2022
Lowest Quarterly Return	(4.97%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityGNMAFund-PRO | Fidelity GNMA Fund | After Taxes on Distributions | Fidelity GNMA Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent		6.28%											(0.90%)	0.42%
FidelityGNMAFund-PRO | Fidelity GNMA Fund | After Taxes on Distributions and Sales | Fidelity GNMA Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.64%											(0.32%)	0.65%
FidelityGNMAFund-PRO | Fidelity GNMA Fund | LB020
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Bloomberg GNMA Index
Average Annual Return, Percent		8.08%											0.23%	1.50%
FidelityGNMAFund-PRO | Fidelity GNMA Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%											(0.36%)	2.01%
Document Type	485BPOS
Registrant Name	Fidelity Income Fund